SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the amount of Class A ordinary shares reflected on the balance sheets

	Amount	Shares
Class A ordinary shares subject to possible redemption, January 1, 2025	$106,926,172	10,000,000

Plus:
Remeasurement adjustment on redeemable ordinary shares	2,246,142	—
Class A ordinary shares subject to possible redemption, June 30, 2025	$109,172,314	10,000,000

Class A ordinary shares subject to possible redemption, January 1, 2026	$25,164,437	2,236,713

Plus:
Remeasurement adjustment on redeemable ordinary shares	649,211	—
Class A ordinary shares subject to possible redemption, June 30, 2026	$25,813,648	2,236,713

As of December 31, 2025 and 2024, the amount of Class A ordinary shares reflected on the balance sheets are reconciled in the following table:

	Amount	Shares
Class A ordinary shares subject to possible redemption, December 31, 2023	$101,677,510	10,000,000

Plus:
Remeasurement adjustment on redeemable ordinary shares	5,248,662	—
Class A ordinary shares subject to possible redemption, December 31, 2024	106,926,172	10,000,000

Plus:
Remeasurement adjustment on redeemable ordinary shares	3,078,881	—
Less:
Redemption of Class A ordinary Shares	(84,840,616)	(7,763,287)
Class A ordinary shares subject to possible redemption, December 31, 2025	$25,164,437	2,236,713

Schedule of the calculation of basic and diluted net income (loss) per ordinary share

	For the six months ended
	June 30,	June 30,
	2025	2024
Class A Redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$551,034	$999,399
Denominator: Basic and diluted weighted average shares outstanding	10,000,000	10,000,000
Basic and diluted net income per Class A Ordinary Share	$0.06	$0.10
Class B Non-redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$353,878	$641,822
Denominator: Basic and diluted weighted average shares outstanding	6,422,078	6,422,078
Basic and diluted net income per Class B Ordinary Share	$0.06	$0.10

	For the six months ended
	June 30,	June 30,
	2026	2025
Class A Redeemable ordinary shares
Numerator: Allocation of net income (loss), as adjusted	$(450,785)	$551,034
Denominator: Basic and diluted weighted average shares outstanding	2,236,713	10,000,000
Basic and diluted net income (loss) per Class A Ordinary Share	$(0.20)	$0.06
Class B Non-redeemable ordinary shares
Numerator: Allocation of net income (loss), as adjusted	$(1,294,299)	$353,878
Denominator: Basic and diluted weighted average shares outstanding	6,422,078	6,422,078
Basic and diluted net income (loss) per Class B Ordinary Share	$(0.20)	$0.06

	For the three months ended
	June 30,	June 30,
	2026	2025
Class A Redeemable ordinary shares
Numerator: Allocation of net income (loss), as adjusted	$(426,453)	$220,790
Denominator: Basic and diluted weighted average shares outstanding	2,236,713	10,000,000
Basic and diluted net income (loss) per Class A Ordinary Share	$(0.19)	$0.02
Class B Non-redeemable ordinary shares
Numerator: Allocation of net income (loss), as adjusted	$(1,224,436)	$141,793
Denominator: Basic and diluted weighted average shares outstanding	6,422,078	6,422,078
Basic and diluted net income (loss) per Class B Ordinary Share	$(0.19)	$0.02

	For the Year	For the Year
	Ended	Ended
	December 31,	December 31,
	2025	2024
Class A Redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$145,133	$1,918,436
Denominator: Basic and diluted weighted average shares outstanding	6,277,876	10,000,000
Basic and diluted net income per Class A redeemable ordinary share	$0.02	$0.19
Class A and B non-redeemable ordinary shares
Numerator: Allocation of net income, as adjusted	$148,467	$1,232,035
Denominator: Basic and diluted weighted average shares outstanding	6,422,078	6,422,078
Basic and diluted net income per Class A and B non-redeemable ordinary share	$0.02	$0.19